Share capital and share based payments - Disclosure of Changes in Share Capital (Details) - EUR (€)																					12 Months Ended
	Dec. 31, 2021	Aug. 06, 2021	Jul. 22, 2021	Jul. 19, 2021	Jul. 07, 2021	Jun. 04, 2021	Dec. 31, 2020	Sep. 24, 2020	Sep. 11, 2020	Jul. 13, 2020	Jul. 07, 2020	Jan. 27, 2020	Jan. 15, 2020	Dec. 31, 2019	Oct. 22, 2019	Oct. 21, 2019	Jul. 17, 2019	Jul. 05, 2019	Apr. 18, 2019	Feb. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of changes in the share capital
Balance at beginning of period																					€ 155,976,000	€ 217,416,000	€ 167,119,000	[1]
Nominal value (in EUR per share)	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05
Exercise and subscription of equity instruments																					€ 499,000	€ 47,000	€ 46,000
Exercise and subscription of equity instruments (in shares)																					555,770	175,331	511,035
Increase (decrease) through share-based payment transactions, equity																					€ 2,617,000	€ 2,476,000	€ 3,826,000
Balance at end of period	€ 107,440,000						€ 155,976,000							€ 217,416,000							€ 107,440,000	€ 155,976,000	217,416,000
Proceeds from issuing shares																							621,000
Payments for the issuing of shares																							€ 2,150,000
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					78,986,490	78,811,114	63,932,655
Nominal value (in EUR per share)	€ 0.05																				€ 0.05
Exercise and subscription of equity instruments (in shares)	213,125	200,000			4,440	30,000				57,376	25,000	85,650	1,500	250,000	50,000	14,375,000	66,559	25,000	110,500	750
Exercise and subscription of equity instruments through conversion (in shares)	36,660			11,050			650	4,550	650					650
Balance at end of period (in shares)	79,542,627						78,986,490							78,811,114							79,542,627	78,986,490	78,811,114
Common shares | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)			48,362
Common shares | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)			12,500
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					14,462	14,507	6,931
Exercise and subscription of equity instruments (in shares)	0	0			0	0				0	0	0	0	0	0	0	0	0	7,581	0
Exercise and subscription of equity instruments through conversion (in shares)	(282)			(85)			(5)	(35)	(5)					(5)
Balance at end of period (in shares)	14,095						14,462							14,507							14,095	14,462	14,507
Preferred shares | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)			0
Preferred shares | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)			0
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																					€ 3,950,048	€ 3,941,281	€ 3,196,979	[1]
Exercise and subscription of equity instruments	€ 10,656	€ 10,000	€ 2,640.1	€ 2,052.5	€ 222	€ 1,500				€ 2,869	€ 1,250	€ 4,283	€ 75	€ 12,500	€ 2,500	€ 718,750	€ 3,328	€ 1,250	€ 5,904	€ 38	28,000	9,000	26,000
Adjustment For Share Issuance Costs																0
Exercise and subscription of equity instruments through conversion	1,819			548			€ 32	€ 226	€ 32					32
Increase (decrease) through share-based payment transactions, equity	0						0							0
Balance at end of period	3,977,836						3,950,048							3,941,281							3,977,836	3,950,048	3,941,281
Share capital | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments			2,418
Share capital | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments			625
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																					372,130,982	369,617,017	299,932,221	[1]
Exercise and subscription of equity instruments	(10,656)	€ 398,000	7,636.8	59,700	€ 7,637	€ 59,700				€ (2,869)	€ 43,000	€ (4,283)	€ 2,985	(12,500)	€ (2,500)	66,459,716	€ (3,328)	€ 43,000	€ (5,904)	€ 1,493	471,000	38,000	20,000
Adjustment For Share Issuance Costs																€ (621,121)
Exercise and subscription of equity instruments through conversion	(1,819)			€ (548)			(32)	€ (226)	€ (32)					(32)
Increase (decrease) through share-based payment transactions, equity	2,617,289						2,475,422							3,825,973							2,617,000	2,476,000	3,826,000
Balance at end of period	€ 375,219,667						€ 372,130,982							€ 369,617,017							€ 375,219,667	€ 372,130,982	€ 369,617,017
Share premium | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments			(2,418)
Share premium | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments			€ 21,500

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.d for more details on the impact of the transition.